Financial and capital risk management (Details 12) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 5,006	$ 3,660
Cash And Cash Equivalents Current [Member] | Aa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	391	338
Cash And Cash Equivalents Current [Member] | Aa 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		42
Cash And Cash Equivalents Current [Member] | A 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1,874	2,022
Cash And Cash Equivalents Current [Member] | A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	520	309
Cash And Cash Equivalents Current [Member] | A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	709	186
Cash And Cash Equivalents Current [Member] | Baa 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1	2
Cash And Cash Equivalents Current [Member] | Baa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	4	16
Cash And Cash Equivalents Current [Member] | Ba 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	719	85
Cash And Cash Equivalents Current [Member] | Ba 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	788	287
Cash And Cash Equivalents Current [Member] | Ba 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		373
Derivatives [member]
IfrsStatementLineItems [Line Items]
Credit exposure	68	815
Derivatives [member] | Aa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1
Derivatives [member] | A 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	28	50
Derivatives [member] | A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	13	293
Derivatives [member] | A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	2	22
Derivatives [member] | Ba 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	18
Derivatives [member] | Ba 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 6	314
Derivatives [member] | Ba 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		$ 136